NOTES RECEIVABLE FROM PARTICIPANTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Nonparticipant-Directed Investment [Line Items]
NOTES RECEIVABLE FROM PARTICIPANTS	NOTES RECEIVABLE FROM PARTICIPANTS
Under the terms of the Plan, participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Borrowings are secured by the balance in the participant's vested account and bear interest at rates commensurate with prevailing market rates for similar loans. Participants may only have one loan outstanding at any time. Principal and interest is repaid ratably through payroll deductions. Participants pay a $50 loan initiation fee for each borrowing.
Notes receivable from participants are measured at their unpaid principal balances plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are charged directly to the borrowing participant's account and are included in administrative expenses when incurred. If a participant does not make loan repayments and the plan administrator considers the participant loan to be in default, the loan balance is reduced, and the delinquent participant note receivable is recorded as a benefit payment based on the terms of the Plan document.